Accounting for the acquisition of the Credit Suisse Group - Credit Suisse Group net identifiable assets on the acquisition date (Narrative) (Detail) - Credit Suisse - USD ($) $ in Millions		3 Months Ended		7 Months Ended	12 Months Ended
	Jun. 12, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023
Disclosure Of Recognized Amounts Of Identifiable Assets Acquired And Liabilities Assumed [Line Items]
Notional value of loan commitments reclassified to derivative loan commitments measured at fair value through profit or loss	$ 27,500
Fair value of loan commitments reclassified to derivative loan commitments measured at fair value through profit or loss	2,000
Measurement period adjustment remeasurement of derivative liabilities	(300)
Measurement period adjustment remeasurement of financial assets at fair value held for trading	(300)
Reversal of stage 1 and 2 expected credit losses			$ 100
Increase in net profit			100
Interest income reclassified to Net interest income from financial instruments measured at fair value through profit or loss and other		$ 200	$ 100
Reclassification of Financial assets reported at fair value not held for trading to Financial assets at fair value held for trading	7,100
Decrease in the fair value for loans and advances to customers measured at amortized cost	(300)
IFRS 3 measurement period adjustment remeasurement of contingent liabilities and provisions	900
Increase in contingent liabilities related to litigation	800
increase in litigation provisions	45
Provisional negative goodwill resulting from the acquisition	27,748				$ 27,748
Acquisition-related costs					200
Gains on derecognition of Non-core and Legacy loans				$ 100
Gains on derecognition of Non-core and Legacy loan commitments				600
Credit Suisse contribution to net revenues of the Group				7,600
Credit Suisse contribution to net profit of the Group				$ 3,500
Estimated net revenues for the Group					46,100
Estimated profit loss for the Group					$ 2,100
Gain from the write-down of additional tier 1 capital notes	16,400
Goodwill impairment charge	1,400
Gain from the reversal of contingent compensation award accrual	400
As previously reported
Disclosure Of Recognized Amounts Of Identifiable Assets Acquired And Liabilities Assumed [Line Items]
Provisional negative goodwill resulting from the acquisition	28,925
Measurement period adjustments
Disclosure Of Recognized Amounts Of Identifiable Assets Acquired And Liabilities Assumed [Line Items]
Provisional negative goodwill resulting from the acquisition	(1,177)
Non-core and Legacy
Disclosure Of Recognized Amounts Of Identifiable Assets Acquired And Liabilities Assumed [Line Items]
Loans and advances to customers reclassified out of measured at amortized cost into measured at fair value held for trading	14,300
Other financial assets reclassified out of measured at amortized cost into measured at fair value held for trading	$ 12